Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2013
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2013	2012	2011
Balance at January 1	$7,838.4	$7,245.8	$7,071.0
Less reinsurance recoverables on unpaid losses	862.1	785.7	704.1
Net balance at January 1	6,976.3	6,460.1	6,366.9
Incurred related to:
Current year	12,427.3	11,926.0	10,876.8
Prior years	45.1	22.0	(242.0)
Total incurred	12,472.4	11,948.0	10,634.8
Paid related to:
Current year	8,095.0	7,895.3	7,289.3
Prior years	3,919.9	3,536.5	3,252.3
Total paid	12,014.9	11,431.8	10,541.6
Net balance at December 31	7,433.8	6,976.3	6,460.1
Plus reinsurance recoverables on unpaid losses	1,045.9	862.1	785.7
Balance at December 31	$8,479.7	$7,838.4	$7,245.8